Segmented information - Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 4,411,768	$ 4,155,283
United States
Disclosure of geographical areas [line items]
Property, plant and equipment	2,537,515	2,211,333
Egypt
Disclosure of geographical areas [line items]
Property, plant and equipment	520,497	564,454
New Zealand
Disclosure of geographical areas [line items]
Property, plant and equipment	232,831	211,544
Canada
Disclosure of geographical areas [line items]
Property, plant and equipment	157,483	165,783
Chile
Disclosure of geographical areas [line items]
Property, plant and equipment	113,789	102,467
Trinidad
Disclosure of geographical areas [line items]
Property, plant and equipment	43,835	70,432
Waterfront Shipping
Disclosure of geographical areas [line items]
Property, plant and equipment	775,729	792,016
Other
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 30,089	$ 37,254